STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Members' Capital
Members' Capital		$ 106,406,553
Members' Capital (in Units)		71,901,800
Net Income (Loss)		$ (1,790,345)	$ (12,606,221)	$ 7,300,191
Members' Capital		$ 70,221,971	$ 106,406,553
Members' Capital (in Units)		44,544,897	71,901,800
Class A
Increase (Decrease) in Members' Capital
Members' Capital	[1]	$ 23,937,426	$ 25,267,334	$ 21,386,741
Members' Capital (in Units)	[2]	14,454,830	13,784,327	12,349,527
Subscriptions	[1]	$ 40,550,269	$ 3,864,380	$ 3,941,551
Subscriptions (in Units)	[2]	24,861,552	2,159,599	2,270,434
Redemptions	[1]	$ (12,420,262)	$ (2,682,714)	$ (1,470,667)
Redemptions (in Units)	[2]	(7,854,391)	(1,489,096)	(835,634)
Net Income (Loss)	[1]	$ (126,099)	$ (2,511,574)	$ 1,409,709
Members' Capital	[1]	$ 51,941,334	$ 23,937,426	$ 25,267,334
Members' Capital (in Units)	[2]	31,461,991	14,454,830	13,784,327
Class C
Increase (Decrease) in Members' Capital
Members' Capital	[3]	$ 66,943,683	$ 83,632,250	$ 77,465,333
Members' Capital (in Units)	[4]	45,337,665	50,633,610	49,129,741
Subscriptions	[3]	$ 196,000	$ 4,145,000	$ 8,658,518
Subscriptions (in Units)	[4]	132,736	2,506,983	5,420,466
Redemptions	[3]	$ (58,339,627)	$ (12,279,757)	$ (6,305,500)
Redemptions (in Units)	[4]	(40,612,790)	(7,802,928)	(3,916,597)
Net Income (Loss)	[3]	$ (1,717,996)	$ (8,553,810)	$ 3,813,899
Members' Capital	[3]	$ 7,082,060	$ 66,943,683	$ 83,632,250
Members' Capital (in Units)	[4]	4,857,611	45,337,665	50,633,610
Class D
Increase (Decrease) in Members' Capital
Members' Capital		$ 3,856,070	$ 4,755,051	$ 5,075,852
Members' Capital (in Units)		1,920,371	2,170,371	2,482,365
Subscriptions				$ 1,000,100
Subscriptions (in Units)				522,844
Redemptions			$ (504,550)	$ (1,873,877)
Redemptions (in Units)			(250,000)	(834,838)
Net Income (Loss)		$ 38,715	$ (394,431)	$ 552,976
Members' Capital		$ 3,894,785	$ 3,856,070	$ 4,755,051
Members' Capital (in Units)		1,920,371	1,920,371	2,170,371
Class I
Increase (Decrease) in Members' Capital
Members' Capital		$ 1,866,159	$ 2,250,929	$ 2,150,219
Members' Capital (in Units)		1,077,016	1,177,582	1,207,316
Subscriptions		$ 31,000	$ 181,766	$ 112,000
Subscriptions (in Units)		17,896	94,065	58,000
Redemptions		$ (685,052)	$ (347,146)	$ (162,220)
Redemptions (in Units)		(413,687)	(194,631)	(87,734)
Net Income (Loss)		$ (29,722)	$ (219,390)	$ 150,930
Members' Capital		$ 1,182,385	$ 1,866,159	$ 2,250,929
Members' Capital (in Units)		681,225	1,077,016	1,177,582
Class DS
Increase (Decrease) in Members' Capital
Members' Capital	[5]			$ 23,951,811
Members' Capital (in Units)	[5]			11,804,527
Subscriptions	[5]			$ 161,403
Subscriptions (in Units)	[5]			73,442
Redemptions	[5]			$ (23,808,292)
Redemptions (in Units)	[5]			(11,877,969)
Net Income (Loss)	[5]			$ (304,922)
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	[6]			$ 11,715,686
Members' Capital (in Units)	[6]			5,440,620
Subscriptions	[6]			$ 2,270,636
Subscriptions (in Units)	[6]			1,026,778
Redemptions	[6]			$ (15,079,959)
Redemptions (in Units)	[6]			(6,467,398)
Net Income (Loss)	[6]			$ 1,093,637
Class M
Increase (Decrease) in Members' Capital
Members' Capital		$ 9,803,215	$ 8,966,272	$ 6,055,077
Members' Capital (in Units)		9,111,918	7,646,193	5,538,484
Subscriptions		$ 903,927	$ 3,146,172	$ 2,820,000
Subscriptions (in Units)		868,574	2,639,320	2,531,648
Redemptions		$ (4,630,492)	$ (1,382,213)	$ (492,767)
Redemptions (in Units)		(4,356,793)	(1,173,595)	(423,939)
Net Income (Loss)		$ 44,757	$ (927,016)	$ 583,962
Members' Capital		$ 6,121,407	$ 9,803,215	$ 8,966,272
Members' Capital (in Units)		5,623,699	9,111,918	7,646,193
Total Members' Interest
Increase (Decrease) in Members' Capital
Members' Capital		$ 106,406,553	$ 124,871,836	$ 147,800,719
Members' Capital (in Units)		71,901,800	75,412,083	87,952,580
Subscriptions		$ 41,681,196	$ 11,337,318	$ 18,964,208
Subscriptions (in Units)		25,880,758	7,399,967	11,903,612
Redemptions		$ (76,075,433)	$ (17,196,380)	$ (49,193,282)
Redemptions (in Units)		(53,237,661)	(10,910,250)	(24,444,109)
Net Income (Loss)		$ (1,790,345)	$ (12,606,221)	$ 7,300,191
Members' Capital		$ 70,221,971	$ 106,406,553	$ 124,871,836
Members' Capital (in Units)		44,544,897	71,901,800	75,412,083

[1]	Subscription includes conversion in the amount of $40,123,556 which was converted from Class C in 2017.
[2]	Subscription units include conversion in of 24,597,496 units which were converted from Class C in 2017.
[3]	Redemption includes conversion out in the amount of $40,123,556 which was converted to Class A in 2017.
[4]	Redemption units include conversion out of 27,803,430 units which were converted to Class A in 2017.
[5]	Units fully redeemed as of April 30, 2015.
[6]	Units fully redeemed as of December 31, 2015.